Postretirement Benefit Plans - Summary of PME Multi-Employer Plan (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PME Multi-Employer Plan [Member]
Multiemployer Plans [Line Items]
Percentage of total contribution	0.00%	0.00%	0.00%